LOANS AND FINANCING - Principal and Interest (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
LOANS AND FINANCING
Principal amount of loans and Financing	R$ 16,207,120	R$ 20,049,854
Interest accrued of loans and Financing	254,536	367,956
Total Loans and Financing	R$ 16,461,656	R$ 20,417,810